Intangible assets (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Disclosure of Intangible Assets

	Port Concession Rights 1	Software License	Others	Total	Total
	₹ in million	₹ in million	₹ in million	₹ in million	US dollars in million
Gross Block
As at April 01, 2018	5,964	3,014	2,922	11,900
Additions	32	147	—	179
Transfers from Property, Plant and Equipment	—	12	—	12
Disposals/Adjustments	(34)	(58)	—	(92)
Foreign exchange difference	—	99	35	134

As at March 31, 2019	5,962	3,214	2,957	12,133	161

Additions	58	202	55	315	4
Transfers from Property, Plant and Equipment	—	13	366	379	5
Disposals/Adjustments	(7)	—	—	(7)	(0)
Foreign exchange difference	0	150	239	389	5

As at March 31, 2020	6,013	3,579	3,617	13,209	175

	Port Concession Rights	Software License	Others	Total	Total
	₹ in million	₹ in million	₹ in million	₹ in million	US dollars in million
Accumulated depreciation, depletion, amortisation and impairment
As at April 01, 2018	1,133	2,302	162	3,597
Charge for the year	226	333	253	812
Transfers from Property, Plant and Equipment		12		12
Disposals/Adjustments	(7)	(66)	—	(73)
Foreign exchange difference	—	74	(1)	73

As at March 31, 2019	1,352	2,655	414	4,421	59

Charge for the year	228	306	287	821	11
Transfers from Property, Plant and Equipment	—	—	—	—	—
Disposals/Adjustments	(2)	—	—	(2)	(0)
Foreign exchange difference	0	135	44	179	2

As at March 31, 2020	1,578	3,096	745	5,419	72
Net book value / Carrying amount
As at April 01, 2018	4,831	712	2,760	8,303
As at March 31, 2019	4,610	559	2,543	7,712
As at March 31, 2020	4,435	483	2,872	7,790	103

(1)	Vizag General Cargo Berth Private Limited (VGCB), a special purpose vehicle and wholly owned by the Company, was incorporated for the coal berth mechanization and upgradation at Visakhapatnam port.
The project was to be carried out on a design, build, finance, operate and transfer basis and the concession agreement between Visakhapatnam Port and VGCB was signed in 2010. Visakhapatnam Port has provided, in lieu of Royalty, an exclusive license to VGCB for designing, engineering, financing, constructing, equipping, operating, maintaining, and transferring the project/project facilities and services. The concession period is 30 years from the date of the award of the concession. The capacity of upgraded berth is 10.18 mmtpa and that the Vishakhapatnam Port is entitled to receive 38.10% share of the gross revenue as royalty. VGCB is entitled to recover a tariff from the user(s) of the project facilities and services as per Tariff Authority for Major Project (TAMP) notification. The changes in tariff rates are linked to the variation in Wholesale Price Index (WPI) and would accordingly be adjusted as specified in the concession agreement every year. The ownership of all infrastructure assets, buildings, structures, berths, wharfs, equipment and other immovable and movable assets constructed, installed, located, created or provided by VGCB at the project site and/or in the port’s assets pursuant to concession agreement would be with VGCB until expiry of this concession agreement. The cost of any repair, replacement or restoration of the project facilities and services shall be borne by VGCB during the concession period. VGCB has to transfer all its rights, titles and interest in the project facilities and services free of cost to Visakhapatnam Port at the end of the concession period. The project is in commercial operations since 2013.